Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Long-Term Debt

Note 12. Long-Term Debt

        Long-term debt as of December 31, 2012 and December 31, 2011 is summarized in the following table:

	As of December 31,
(In thousands)	2012	2011
Senior secured term loan facility maturing in 2014	$1,219,145	$2,530,750
Senior secured term loan facility maturing in 2017	1,000,741	—
7.00% senior notes maturing in 2020	750,000	—
8.00% senior notes maturing in 2020(1)	602,750	—
10.75% senior notes maturing in 2015	—	996,000
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(2)	69,400	67,474
7.45% notes maturing in 2027(2)	155,894	153,225
7.25% notes maturing in 2038(2)	62,250	61,441
Other	101,073	66,980
Less current portion	(52,214)	(51,838)

Total long-term debt	$3,909,039	$3,824,032

(1)
Includes unamortized portion of $3.0 million premium received on the sale of $100.0 million aggregate principal amount of such notes.

(2)
The increase in the balance from 2011 to 2012 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

Term Facilities

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Term Facilities. The Term Facilities consist of (i) the Term Loan Facility providing for term loans in an aggregate principal amount of $2.65 billion and (ii) a then new pre-funded synthetic letter of credit facility in an aggregate principal amount of $150.0 million. As of December 31, 2012, after giving effect to the 2012 Term Loan Facility Amendment discussed below, the Company had issued $124.3 million of letters of credit, resulting in unused commitments under the synthetic letter of credit facility of $13.3 million.

        The Term Loan Facility and the guarantees thereof are secured by substantially all of the tangible and intangible assets of ServiceMaster and certain of our domestic subsidiaries, excluding certain subsidiaries subject to regulatory requirements in various states, ("Guarantors"), including pledges of all the capital stock of all direct domestic subsidiaries (other than foreign subsidiary holding companies, which are deemed to be foreign subsidiaries) owned by ServiceMaster or any Guarantor and of up to 65% of the capital stock of each direct foreign subsidiary owned by ServiceMaster or any Guarantor. The Term Loan Facility security interests are subject to certain exceptions, including, but not limited to, exceptions for (i) equity interests, (ii) indebtedness or other obligations of subsidiaries, (iii) real estate or (iv) any other assets, if the granting of a security interest therein would require that any notes issued under ServiceMaster's indenture dated as of August 15, 1997 be secured. The Term Loan Facility is secured on a pari passu basis with the security interests created in the same collateral securing the Revolving Credit Facility.

        In August 2012, the Company entered into the 2012 Term Loan Facility Amendment to its Term Loan Facility to amend the Credit Agreement primarily to extend the maturity date of a portion of the borrowings under the Term Loan Facility. Prior to the 2012 Term Loan Facility Amendment, the Term Loan Facility had a maturity date of July 24, 2014. Pursuant to the 2012 Term Loan Facility Amendment, $1.001 billion of outstanding borrowings under the Term Loan Facility will have a maturity date of January 31, 2017. The remaining portion of $1.219 billion of outstanding borrowings continued to have a maturity date of July 24, 2014. The interest rates applicable to the loans under the Term Loan Facility are based on a fluctuating rate of interest measured by reference to either, at ServiceMaster's option, (i) an adjusted London inter-bank offered rate (adjusted for maximum reserves), plus a borrowing margin or (ii) an alternate base rate, plus a borrowing margin. As of December 31, 2012, the borrowing margin for the outstanding loans with a maturity date of July 24, 2014 was 2.50 percent, while the borrowing margin for the outstanding loans with a maturity date of January 31, 2017 was 4.25 percent. The borrowing margin for outstanding loans with a maturity date of July 24, 2014 will be adjusted from time to time based on the Consolidated Secured Leverage Ratio (as defined in the Credit Agreement) for the previous fiscal quarter. The 2012 Term Loan Facility Amendment also includes mechanics for future extension amendments, permits borrower buy-backs of term loans, increases the size of certain baskets and makes certain other changes to the Credit Agreement, including the reduction of the availability under the synthetic letter of credit facility from $150.0 million to $137.6 million.

        On February 22, 2013, the Company entered into the 2013 Term Loan Facility Amendment to amend the credit agreement governing the Term Loan Facility primarily to extend the maturity date of a portion of the borrowings under the Term Loan Facility. Prior to the 2013 Term Loan Facility Amendment, the Tranche A loans had a maturity date of July 24, 2014. Pursuant to the 2013 Term Loan Facility Amendment, the maturity of the outstanding Tranche A loans was extended, and such loans were converted into the Tranche C loans. The maturity date for the new Tranche C loans is January 31, 2017. The interest rates applicable to the Tranche C loans under the Term Loan Facility are based on a fluctuating rate of interest measured by reference to either, at the Company's option, (i) an adjusted London inter-bank offered rate (adjusted for maximum reserves) plus 3.25 percent, with a minimum adjusted London inter-bank offered rate of 1.00 percent or (ii) an alternate base rate plus 2.25 percent, with a minimum alternate base rate of 2.00 percent. As part of the 2013 Term Loan Facility Amendment, the Company paid an original issue discount equal to 1.00 percent of the outstanding borrowings, or $12.2 million. Voluntary prepayments of borrowings under the Tranche C Loans are permitted at any time, in minimum principal amounts, without premium or penalty, subject to a 1.00 percent premium payable in connection with certain repricing transactions within the first year. As a result of the 2012 Term Loan Facility Amendment and the 2013 Term Loan Facility Amendment, the Company will have approximately $2.2 billion of outstanding borrowings maturing January 31, 2017.

        The Company has entered into various interest rate swap agreements. Under the terms of these agreements, the Company pays a fixed rate of interest on the stated notional amount and the Company receives a floating rate of interest (based on one month LIBOR) on the stated notional amount. Therefore, during the term of the swap agreements, the effective interest rate on the portion of the term loans equal to the stated notional amount is fixed at the stated rate in the interest rate swap agreements plus the incremental borrowing margin (2.50 percent as of December 31, 2012 for term loans maturing in July 2014 and 4.25 percent as of December 31, 2012 for term loans maturing in January 2017). The changes in interest rate swap agreements in effect for the years ended December 31, 2012, 2011 and 2010, as well as the cumulative interest rate swaps outstanding as of December 31, 2012 and 2011 are as follows:

(In thousands)	Notional Amount	Weighted Average Fixed Rate(1)
Interest rate swap agreements in effect as of December 31, 2009	$1,430,000	3.89%
Entered into effect	530,000
Expired	(530,000)

Interest rate swap agreements in effect as of December 31, 2010	1,430,000	3.68%
Entered into effect	450,000
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2011	1,430,000	2.84%
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2012	$980,000	1.70%

(1)
Before the application of the applicable borrowing margin.

        Interest rate swap agreements in effect as of December 31, 2012 are as follows:

Trade Date	Effective Date	Expiration Date	Notional Amount	Weighted Average Fixed Rate(1)	Floating Rate
June 10, 2010	March 3, 2011	March 1 ,2013	100,000	1.77%	One month LIBOR
June 10, 2010	September 1, 2011	September 1, 2013	50,000	2.25%	One month LIBOR
June 15, 2010	March 3, 2011	March 1, 2013	150,000	1.66%	One month LIBOR
June 15, 2010	September 1, 2011	September 1, 2013	150,000	2.21%	One month LIBOR
April 18, 2011	September 1, 2011	August 1, 2013	530,000	1.51%	One month LIBOR
(1)
Before the application of the applicable borrowing margin.

        In accordance with accounting standards for derivative instruments and hedging activities, and as further described in Note 19, these interest rate swap agreements are classified as cash flow hedges, and, as such, the hedging instruments are recorded on the Consolidated Statements of Financial Position as either an asset or liability at fair value, with the effective portion of the changes in fair value attributable to the hedged risks recorded in accumulated other comprehensive income (loss).

Senior Notes

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Interim Loan Facility. The Interim Loan Facility matured on July 24, 2008. On the maturity date, outstanding amounts under the Interim Loan Facility were converted on a one to one basis into 2015 Notes. The 2015 Notes were issued pursuant to a refinancing indenture. In connection with the issuance of 2015 Notes, ServiceMaster entered into the Registration Rights Agreement, pursuant to which ServiceMaster filed with the SEC a registration statement with respect to the resale of the 2015 Notes, which was declared effective on January 16, 2009. ServiceMaster deregistered the 2015 Notes in accordance with the terms of the Registration Rights Agreement, and the effectiveness of the registration statement was terminated on November 19, 2009.

        During the fourth quarter of 2011, the Company purchased $65.0 million in face value of the 2015 Notes from Holdings for a cost of $68.0 million, which included payment of accrued interest of $3.0 million. The debt acquired by the Company has been retired, and the Company has discontinued the payment of interest. The Company recorded a loss on extinguishment of debt of $0.8 million in its Consolidated Statements of Operations for the year ended December 31, 2011 for write-offs of unamortized debt issuance costs related to the extinguished debt.

        In February 2012, the Company sold in transactions exempt from registration under the Securities Act of 1933, as amended, $600 million aggregate principal amount of 2020 Notes. In connection with the 2020 Notes, sold in February 2012, the Company entered into a registration rights agreement, pursuant to which the Company filed with the SEC a registration statement with respect to the exchange of the 2020 Notes for similar notes that are publicly registered, which was declared effective on April 27, 2012. The 2020 Notes, sold in February 2012, will mature on February 15, 2020 and bear interest at a rate of 8 percent per annum. The proceeds from the 2020 Notes, sold in February 2012, together with available cash, were used to redeem $600 million in aggregate principal amount of the Company's outstanding 2015 Notes in the first quarter of 2012. Following this redemption, $396 million aggregate principal amount of the 2015 Notes remained outstanding.

        In August 2012, the Company sold in transactions exempt from registration under the Securities Act of 1933, as amended, $750 million aggregate principal amount of 2020 Notes. In connection with the 2020 Notes, sold in August 2012, the Company entered into a registration rights agreement, pursuant to which the Company agreed to file with the SEC a registration statement with respect to the exchange of the 2020 Notes for similar notes that are publicly registered and to cause the registration statement to become effective before August 21, 2013. The 2020 Notes, sold in August 2012, will mature on August 15, 2020 and bear interest at a rate of 7 percent per annum. The Company used a majority of the proceeds from the sale of the 2020 Notes, sold in August 2012, to redeem the remaining $396 million aggregate principal amount of its 2015 Notes and to repay $276 million of outstanding borrowings under its Term Facilities during the third quarter of 2012. The 2020 Notes are jointly and severally guaranteed on a senior unsecured basis by the Guarantors. The 2020 Notes are not guaranteed by the Non-Guarantors.

        The 2020 Notes are senior unsecured obligations of ours and rank equally in right of payment with all of our other existing and future senior unsecured indebtedness. The subsidiary guarantees are general unsecured senior obligations of the Guarantors and rank equally in right of payment with all of the existing and future senior unsecured indebtedness of our Non-Guarantors. The 2020 Notes are effectively junior to all of our existing and future secured indebtedness to the extent of the value of the assets securing such indebtedness.

Revolving Credit Facility

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Revolving Credit Facility. The Revolving Credit Facility provides for senior secured revolving loans and stand-by and other letters of credit. The Revolving Credit Facility limits outstanding letters of credit to $75.0 million. As of December 31, 2012 and 2011, there were no revolving loans or letters of credit outstanding under the Revolving Credit Facility. As of December 31, 2012, the Company had $447.7 million of remaining capacity available under the Revolving Credit Facility.

        On January 30, 2012, ServiceMaster entered into the Extension Amendment and the Increase Supplement to its Revolving Credit Facility, which provides for senior secured revolving loans and stand-by and other letters of credit. After effectiveness on February 13, 2012 of the Extension Amendment and the Increase Supplement, we have available borrowing capacity under the Revolving Credit Facility of $447.7 million through July 24, 2013, $324.2 million from July 25, 2013 through July 24, 2014 and $265.2 million from July 25, 2014 through January 31, 2017. The Company will continue to have access to letters of credit up to $75.0 million through January 31, 2017.

        The Revolving Credit Facility and the guarantees thereof are secured by the same collateral securing the Term Loan Facility, on a pari passu basis with the security interests created in the same collateral securing the Term Loan Facility.

        The interest rates applicable to the loans under the Revolving Credit Facility will be based on a fluctuating rate of interest measured by reference to either, at the borrower's option, (1) an adjusted London inter-bank offered rate (adjusted for maximum reserves), plus a borrowing margin (2.50 percent as of December 31, 2012) or (2) an alternate base rate, plus a borrowing margin (2.50 percent as of December 31, 2012). The borrowing margin, in each case, will be adjusted from time to time based on the Consolidated Secured Leverage Ratio (as defined in the Revolving Credit Agreement) for the previous fiscal quarter.

        The agreements governing the Term Facilities, the 2020 Notes and the Revolving Credit Facility contain certain covenants that, among other things, limit or restrict the incurrence of additional indebtedness, liens, sales of assets, certain payments (including dividends) and transactions with affiliates, subject to certain exceptions. The Company was in compliance with the covenants under these agreements at December 31, 2012.

        As of December 31, 2012, future scheduled long-term debt payments are $52.2 million, $1.250 billion, $26.9 million, $22.6 million and $968.8 million for the years ended December 31, 2013, 2014, 2015, 2016 and 2017, respectively.